Note 15 - Finance Income and Finance Cost	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
15	Finance income and finance cost

	2022	2021	2020

Finance income received – Bank	17	14	62

Finance cost – Term loan	–	56	386
Finance cost – Capitalised to property, plant and equipment (note 17)	–	(17)	(53)
Unwinding of rehabilitation provision (note 28)	132	–	2
Finance cost – Leases (note 19)	31	24	15
Finance cost – Overdraft	192	86	17
ZESA interest *	–	226	–
Finance cost – Loan notes payable (note 30)	302	–	–
	657	375	367

*

During the period from January 2021 to March 2021 it was unclear in what currency the monthly payments to the Zimbabwe Electricity Supply Authority (“ZESA”) had to be made. In April 2021 Blanket was advised that the payments had to be paid on a 60/40 basis USD/RTGS$. Interest was charged on the outstanding amounts to ZESA during the period January 2021 to March 2021 when payments were withheld.

Cash – Finance income	17	14	62

Cash – Finance cost	(192)	(388)	(405)
Non-cash – Finance cost	(465)	13	38
	657	375	367